Results of operation	6 Months Ended
Jun. 30, 2023
Results of operation
Results of operation

22.Results of operation

Revenue and cost of goods sold

In the six months ended June 30, 2023, the Company generated revenue for the amount of €1.5 million (2022: €1.6 million). In the three months ended June 30, 2023, the Company generated revenue for the amount of €1.1 million (2022: €0.9 million).

Revenue is recognized at a point in time upon satisfaction of the performance obligation, being the moment control over the Genio® system is transferred to the customer, which is in general at delivery at customer site or a predefined location in the country of the customer. For certain customers, control may be transferred upon shipment to the customer in case the incoterms are Ex-Works. The revenue from the Genio® system consists of a kit of products delivered at the same point in time, and as such revenue does not need to be allocated over the different products. The revenue is then recognized at an amount that reflects the consideration to which the Company expects to be entitled in exchange of the Genio® system. In determining the transaction price for the sale of the Genio® system, the Company considers the effects of variable consideration.

For the six month period ended June 30, 2023 the sales (based on country of customer) were generated in Germany (€1.4 million), Switzerland (€117,000) and Austria (€81,000) (2022: Germany: €1.6 million and Finland: €40,000). For the six month period ended June 30, 2023, the Company has no customers with individual sales larger than 10% of the total revenue (2022: two customers).

For the three month period ended June 30, 2023 the sales (based on country of customer) were generated in Germany (€1.0 million), Switzerland (€23,000) and Austria (€41,000) (2022: Germany: €0.9 million).

Cost of goods sold for the three and six months ended June 30, 2023 and 2022:

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Purchases of goods and services	316	539	858	783
Inventory movement	103	(205)	(264)	(160)
Total cost of goods sold	419	334	594	623

Operating expenses

The tables below detail the operating expenses for the six months ended June 30, 2023 and 2022:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	17,763	(5,001)	12,762
Selling, general and administrative expenses	11,736	—	11,736
Other income and expenses	(273)	8	(265)
For the six months ended June 30, 2023	29,226	(4,993)	24,233

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	14,817	(7,752)	7,065
Selling, general and administrative expenses	8,729	—	8,729
Other income and expenses	(252)	102	(150)
For the six months ended June 30, 2022	23,294	(7,650)	15,644

The tables below detail the operating expenses for the three months ended June 30, 2023 and 2022:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,892	(2,287)	6,605
Selling, general and administrative expenses	6,185	—	6,185
Other income and expenses	(227)	8	(219)
For the three months ended June 30, 2023	14,850	(2,279)	12,571

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	7,776	(4,306)	3,470
Selling, general and administrative expenses	4,536	—	4,536
Other income and expenses	(83)	69	(14)
For the three months ended June 30, 2022	12,229	(4,237)	7,992

Research and Development expenses

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Staff costs	3,386	2,595	7,381	5,090
Consulting and contractors' fees	890	612	1,694	1,304
Q&A regulatory	109	52	145	125
IP costs	112	120	241	222
Depreciation and amortization expense	318	245	631	496
Travel	292	206	572	328
Manufacturing and outsourced development	1,942	892	3,127	2,341
Clinical studies	1,190	2,642	2,567	4,252
Other expenses	292	410	723	657
IT	361	2	682	2
Capitalized costs	(2,287)	(4,306)	(5,001)	(7,752)
Total research and development expenses	6,605	3,470	12,762	7,065

Before capitalization of €5.0 million for the six months ended June 30, 2023 and €7.8 million for the six months ended June 30, 2022, research and development expenses increased by €3.0 million or 20%, from €14.8 million for the six months ended June 30, 2022, to €17.8 million for the six months ended June 30, 2023, due to the combined effect of higher clinical, R&D activities and manufacturing expenses and also due to a start of new ERP system implementation. This increase is mainly in staff, consulting costs and in manufacturing and outsourced development to support those activities, this increase was offset by a decrease of €1.7 million in clinical study activities due to Dream Study.

Before capitalization of €2.3 million for the three months ended June 30, 2023 and €4.3 million for the three months ended June 30, 2022, research and development expenses increased by €1.1 million or 14%, from €7.8 million for the three months ended June 30, 2022, to €8.9 million for the three months ended June 30, 2023, due to the combined effect of higher clinical, R&D activities and manufacturing expenses  and also due to a start of new ERP system implementation. This increase is mainly in staff and consulting costs to support those activities and manufacturing and outsourced development.

Selling, General and Administrative expenses

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Staff costs	2,390	1,647	4,802	3,329
Consulting and contractors' fees	2,279	1,104	3,857	2,104
Legal fees	257	181	485	415
Rent	107	127	195	202
Depreciation and amortization expense	242	229	484	440
IT	240	153	488	253
Travel	187	267	430	547
Insurance fees	289	427	576	835
Other	194	401	419	604
Total selling, general and administrative expenses	6,185	4,536	11,736	8,729

Selling, general and administrative expenses increased by €3.0 million or 34 % from €8.7 million for the six months ended June 30, 2022 to €11.7 million for the six months ended June 30, 2023, mainly due to an increase of costs to support the commercialization of Genio(R) system in Europe, scale up of the Company and also due to a start of new ERP system implementation.

Selling, general and administrative expenses increased by €1.6 million or 36 % from €4.5 million for the three months ended June 30, 2022 to €6.2 million for the three months ended June 30, 2023, mainly due to an increase of costs to support the commercialization of Genio(R) system in Europe, scale up of the Company and also due to a start of new ERP system implementation.

Other operating income / ( expenses)

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Recoverable cash advances
Initial measurement and re-measurement	6	11	39	28
R&D incentives (Australia)	268	41	289	137
Capitalization of R&D incentive	(8)	(69)	(8)	(102)
Other income/(expenses)	(47)	31	(55)	87
Total Other Operating Income/(Expenses)	219	14	265	150

The Company had other operating income of €265,000 for the six months ended June 30, 2023 compared to other operating expenses of €150,000 for the six months ended June 30, 2022.

The Company had other operating income of €219,000 for the three months ended June 30, 2023 compared to other operating expenses of €14,000 for the three months ended June 30, 2022.

The other operating income contains the R&D Incentive (Australia) that relates to an incentive to be received on development expenses incurred by the subsidiary in Australia. The R&D incentive for the period of six months ended June 30, 2023 includes a correction for 2022.